Offerings - Offering: 1	Aug. 04, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 261,164,964.00
Amount of Registration Fee	$ 39,984.36
Offering Note	Note 1a Calculated as the aggregate maximum purchase price for limited liability company interests. The fee of $39,984.36 was paid by the Fund in connection with filing its Schedule TO-I. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. Note 1b Calculated at 0.015310% of the Transaction Valuation.